Fair value measurements (Tables)	3 Months Ended
Mar. 31, 2018
Recurring Basis
Schedule of Assets and Liabilities Measured at Fair Value

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Aggregate
As at March 31, 2018	(Level 1)	(Level 2)	(Level 3)	Fair Value
Receivables from provisional gold equivalent sales	$—	$7.9	$—	$7.9
Equity investments	134.0	—	4.0	138.0
Warrants	—	0.8	—	0.8
	$134.0	$8.7	$4.0	$146.7

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Aggregate
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Fair Value
Cash and cash equivalents	$511.1	$—	$—	$511.1
Receivables from provisional gold equivalent sales	—	11.3	—	11.3
Available-for-sale equity investments	168.1	—	—	168.1
Warrants	—	0.8	—	0.8
	$679.2	$12.1	$—	$691.3